UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-09

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-11-09

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              43

Form 13F Information Table Value Total:                          356,681
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                SHRS OR
                                                                PRN AMT;
                                TITLE                           SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                  SOLE   SHARED  NONE
Affiliated Managers Group       Com       008252108    12,750    219,108SH    SOLE      N/A       176,922  0     42,186
Allied Cap Corp New             Com       01903Q108     2,023    581,401SH    SOLE      N/A       463,430  0    117,971
American Cap Ltd                Com       02503Y103     2,174    677,400SH    SOLE      N/A       550,750  0    126,650
American Eagle Outfitters       Com       02553E106     6,955    490,833SH    SOLE      N/A       404,733  0     86,100
Berkshire Hathaway Inc Del     Cl B       084670207    15,000      5,180SH    SOLE      N/A         4,206  0        974
Best Buy Inc                    Com       086516101     3,475    103,750SH    SOLE      N/A        86,080  0     17,670
Barrett Bill Corp               Com       06846N104    10,455    380,750SH    SOLE      N/A       316,335  0     64,415
BT Group PLC                    Adr       05577E101     5,403    321,597SH    SOLE      N/A       263,567  0     58,030
Canadian Natl Ry Co             Com       136375102    15,329    356,829SH    SOLE      N/A       289,334  0     67,495
CB Richard Ellis Group Inc     Cl A       12497T101       185     19,800SH    SOLE      N/A        18,520  0      1,280
Cemex Sab De Cv             Spon ADR New  151290889     6,392    684,336SH    SOLE      N/A       567,494  0    116,842
Fidelity National Financial    Cl A       31620R105     8,970    662,941SH    SOLE      N/A       543,649  0    119,292
Fidelity Natl Information S     Com       31620M106    10,763    539,248SH    SOLE      N/A       444,202  0     95,046
FPL Group Inc                   Com       302571104     8,591    151,096SH    SOLE      N/A       124,156  0     26,940
HCC Ins Hldgs Inc               Com       404132102    22,130    921,680SH    SOLE      N/A       761,669  0    160,011
Helmerich & Payne Inc           Com       423452101    10,368    335,844SH    SOLE      N/A       274,259  0     61,585
Johnson & Johnson               Com       478160104     6,925    121,923SH    SOLE      N/A        99,643  0     22,280
JP Morgan Chase & Co            Com       46625H100    19,088    559,594SH    SOLE      N/A       462,776  0     96,818
Kimco Realty Corp               Com       49446R109     5,908    587,868SH    SOLE      N/A       479,033  0    108,835
Lender Processing Svcs Inc      Com       52602E102     5,922    213,246SH    SOLE      N/A       178,597  0     34,649
Level 3 Communications Inc      Com       52729N100     7,493  4,962,149SH    SOLE      N/A     3,982,700  0    979,449
Level 3 Communications Inc     Note       52729NBA7     1,277  1,347,000PRN   SOLE      N/A             0  0          0
Markel Corp                     Com       570535104     7,072     25,105SH    SOLE      N/A        20,675  0      4,430
Medtronic Inc                   Com       585055106     7,704    220,812SH    SOLE      N/A       181,272  0     39,540
Meredith Corp                   Com       589433101     1,585     62,050SH    SOLE      N/A        52,970  0      9,080
Mohawk Inds Inc                 Com       608190104     3,542     99,270SH    SOLE      N/A        80,635  0     18,635
Nabors Industries Ltd           Shs       G6359F103     7,211    462,839SH    SOLE      N/A       378,908  0     83,931
Nucor Corp                      Com       670346105    15,214    342,416SH    SOLE      N/A       280,435  0     61,981
Posco                       Sponsored ADR 693483109     6,223     75,274SH    SOLE      N/A        61,509  0     13,765
Radian Group Inc                Com       750236101     1,350    496,237SH    SOLE      N/A       401,597  0     94,640
Reliance Steel & Aluminum C     Com       759509102     2,139     55,730SH    SOLE      N/A        48,660  0      7,070
Sherwin Williams Co             Com       824348106     5,723    106,470SH    SOLE      N/A        87,595  0     18,875
Suncor Energy Inc               Com       867229106     7,918    260,960SH    SOLE      N/A       215,512  0     45,448
Sysco Corp                      Com       871829107     7,806    347,261SH    SOLE      N/A       284,446  0     62,815
Taiwan Semiconductor Mfg Lt Sponsored ADR 874039100     7,526    799,755SH    SOLE      N/A       661,444  0    138,311
TEVA Pharmaceutical Inds Lt     Adr       881624209    20,656    418,647SH    SOLE      N/A       343,227  0     75,420
Triad Gty Inc                   Com       895925105       350    514,728SH    SOLE      N/A       426,872  0     87,856
TJX Cos Inc New                 Com       872540109     8,495    270,013SH    SOLE      N/A       217,573  0     52,440
United Technologies Corp        Com       913017109    12,706    244,542SH    SOLE      N/A       199,742  0     44,800
Wal Mart Stores Inc             Com       931142103    11,084    228,819SH    SOLE      N/A       186,579  0     42,240
Wellpoint Inc                   Com       94973V107    12,721    249,979SH    SOLE      N/A       203,054  0     46,925
Wells Fargo & Co New            Com       949746101    15,902    655,487SH    SOLE      N/A       534,592  0    120,895
XTO Energy Inc                  Com       98385X106     6,178    161,993SH    SOLE      N/A       131,173  0     30,820
